Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Mar. 26, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total For PEO	Compensation Actually Paid To PEO	Average Summary Compensation Table Total For Non- PEO NEOs(1)	Average Compensation Actually Paid To Non-PEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
2025	$1,694,216	$1,694,216	$786,648	$1,220,648	$176.06	$24,026,000
2024	$1,440,087	$1,440,087	$1,224,041	$1,181,991	$132.41	$19,616,000
2023	$1,844,372	$1,844,372	$2,399,238	$2,522,488	$135.27	$19,623,000

(1)
The 2025 Non-PEO NEO’s are comprised of Messrs. Lorber and Steinberg.

(2)
The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the Compensation Actually Paid Amounts (the “CAP Amounts “) from the Summary Compensation Table amounts (the “SCT Amounts “). The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation 5-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” columns from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable:
	2025		2024		2023
Adjustments ($)	Eric Gatoff	Non-PEO NEOs*	Eric Gatoff	Non-PEO NEOs*	Eric Gatoff	Non-PEO NEOs*
SCT Amounts	$1,694,216	$786,648	$1,440,087	$1,224,041	$1,844,372	$2,399,238
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Award” Column in SCT	$0	$0	$0	$0	$0	$(1,689,750)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	$0	$0	$0	$0	$0	$1,813,000
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	$0	$360,000	$0	$(34,000)	$0	$0
Fair value at year-end of awards granted during the covered fiscal year-end that were vested at the covered fiscal year-end	$0	$0	$0	$0	$0	$0
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$0	$74,000	$0	$(7,650)	$0	$0
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if no otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (as calculated)	$1,694,216	$1,220,648	$1,440,087	$1,181,991	$1,844,372	$2,522,488

*
Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

Named Executive Officers, Footnote	(1) The 2025 Non-PEO NEO’s are comprised of Messrs. Lorber and Steinberg.
PEO Total Compensation Amount	$ 1,694,216	$ 1,440,087	$ 1,844,372
PEO Actually Paid Compensation Amount	$ 1,694,216	1,440,087	1,844,372
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the Compensation Actually Paid Amounts (the “CAP Amounts “) from the Summary Compensation Table amounts (the “SCT Amounts “). The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation 5-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” columns from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable:
	2025		2024		2023
Adjustments ($)	Eric Gatoff	Non-PEO NEOs*	Eric Gatoff	Non-PEO NEOs*	Eric Gatoff	Non-PEO NEOs*
SCT Amounts	$1,694,216	$786,648	$1,440,087	$1,224,041	$1,844,372	$2,399,238
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Award” Column in SCT	$0	$0	$0	$0	$0	$(1,689,750)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	$0	$0	$0	$0	$0	$1,813,000
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	$0	$360,000	$0	$(34,000)	$0	$0
Fair value at year-end of awards granted during the covered fiscal year-end that were vested at the covered fiscal year-end	$0	$0	$0	$0	$0	$0
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$0	$74,000	$0	$(7,650)	$0	$0
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if no otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (as calculated)	$1,694,216	$1,220,648	$1,440,087	$1,181,991	$1,844,372	$2,522,488
*
Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 786,648	1,224,041	2,399,238
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,220,648	1,181,991	2,522,488
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the Compensation Actually Paid Amounts (the “CAP Amounts “) from the Summary Compensation Table amounts (the “SCT Amounts “). The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation 5-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” columns from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable:
	2025		2024		2023
Adjustments ($)	Eric Gatoff	Non-PEO NEOs*	Eric Gatoff	Non-PEO NEOs*	Eric Gatoff	Non-PEO NEOs*
SCT Amounts	$1,694,216	$786,648	$1,440,087	$1,224,041	$1,844,372	$2,399,238
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Award” Column in SCT	$0	$0	$0	$0	$0	$(1,689,750)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	$0	$0	$0	$0	$0	$1,813,000
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	$0	$360,000	$0	$(34,000)	$0	$0
Fair value at year-end of awards granted during the covered fiscal year-end that were vested at the covered fiscal year-end	$0	$0	$0	$0	$0	$0
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$0	$74,000	$0	$(7,650)	$0	$0
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if no otherwise included in the total compensation for the covered fiscal year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (as calculated)	$1,694,216	$1,220,648	$1,440,087	$1,181,991	$1,844,372	$2,522,488
*
Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 176.06	132.41	135.27
Net Income (Loss)	$ 24,026,000	19,616,000	19,623,000
PEO Name	Eric Gatoff
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,689,750)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,813,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,000	(34,000)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,000	(7,650)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0